Consolidated Balance Sheet - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and balances at central banks		£ 24,180	£ 32,771
Financial assets at fair value through profit or loss:
- Trading assets			30,555
- Derivative financial instruments		5,321	19,942
- Other financial assets at fair value through profit or loss		6,137	2,096
Financial assets at amortised cost
- Loans and advances to customers		201,619	199,332
- Loans and advances to banks		3,515	3,466
- Reverse repurchase agreements - non trading		21,127	2,614
- Other financial assets at amortised cost		7,228
Financial assets at fair value through other comprehensive income		13,302
Financial investments			17,611
Interests in other entities		88	73
Intangible assets		1,814	1,742
Property, plant and equipment		1,835	1,598
Current tax assets		106
Retirement benefit assets		842	449
Other assets		2,267	2,511
Total assets		289,381	314,760
Financial liabilities at fair value through profit or loss:
- Trading liabilities			31,109
- Derivative financial instruments		1,594	17,613
- Other financial liabilities at fair value through profit or loss		6,286	2,315
Financial liabilities at amortised cost
- Deposits by customers		173,692	177,421
- Deposits by banks		17,824	12,708
- Repurchase agreements - non trading		10,910	1,076
- Debt securities in issue		55,906	48,860
- Subordinated liabilities		3,601	3,793
Other liabilities		2,507	2,728
Provisions		515	558
Current tax liabilities			3
Deferred tax liabilities		211	88
Retirement benefit obligations		115	286
Total liabilities		273,161	298,558
Equity
Share capital		7,060	7,060
Other equity instruments		2,041	2,041
Retained earnings		6,439	6,399
Other reserves		280	301
Total shareholders' equity		15,820	15,801
Non-controlling interests		400	401
Total equity		16,220	16,202
Total liabilities and equity		289,381	314,760
Santander UK Group Holdings plc [member]
Financial assets at amortised cost
- Loans and advances to banks		9,214	6,260
Other financial assets at amortised cost	[1]	1,185
Financial investments	[1]		1,116
Interests in other entities		13,400	13,313
Current tax assets		1
Other assets		2	1
Total assets		23,802	20,690
Financial liabilities at amortised cost
- Deposits by banks			8
- Debt securities in issue		9,295	6,256
- Subordinated liabilities		1,185	1,116
Total liabilities		10,480	7,380
Equity
Share capital		7,060	7,060
Other equity instruments		2,041	2,041
Retained earnings		4,221	4,209
Total shareholders' equity		13,322	13,310
Total equity		13,322	13,310
Total liabilities and equity		£ 23,802	£ 20,690

[1]	On adoption of IFRS 9, the 'financial investments' balance sheet line item was split. This resulted in the inclusion of the 'other financial assets at amortised cost' balance sheet line. This approach aligns the balance sheet line items to the IFRS 9 accounting classifications and provides a clearer understanding of our financial position.